UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   8270 Greensboro Drive, 4th floor
           Mclean, VA  22102
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John W. Fisher
Title: President
Phone: 703-584-6020

June 30, 2006   John W. Fisher    McLean, Virginia
[Date]              [Signature]       [City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 21
Form 13F Information Table Value Total: $101,231,755


List of Other Included Managers:
None




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


Security                   Type Quantity      Cusip          Value     Voting
PROCTER & GAMBLE	com	185275	742718109	$10,301,290	sole
3M COMPANY		com	117002	88579Y101	$9,450,269	sole
CATERPILLAR		com	111358	149123101	$8,293,944	sole
CITIGROUP		com	138456	172967101	$6,680,503	sole
UPS CL B		com	79502	911312106	$6,545,400	sole
GENERAL ELECTRIC	com	198381	369604103	$6,538,638	sole
EXXON MOBIL		com	102184	30231G102	$6,268,988	sole
AMERICAN EXPRESS	com	115630	025816109	$6,153,829	sole
ALTRIA GROUP, INC.	com	80732	02209S103	$5,928,203	sole
CHEVRON CORPORATION	com	81701	166764100	$5,070,364	sole
KIMBERLY CLARK CORP.	com	74923	494368103	$4,622,749	sole
DUPONT			com	106207	263534109	$4,418,211	sole
IBM			com	56783	459200101	$4,362,070	sole
AT&T			com	155451	00206R102	$4,335,528	sole
JP MORGAN		com	102737	46625H100	$4,314,954	sole
BANK OF AMERICA CORP	com	80868	060505104	$3,889,751	sole
CEF ISHARES RUSSELL	com	38979	464287598	$2,850,144	sole
AMERIPRISE FIN INC	com	12777	03076C106	$570,749	sole
ISHAR TR US TIPS BD FD	com	2454	464287176	$244,345	sole
BELL SOUTH		com	6009	079860102	$217,526	sole
CARDINAL FINANCIAL	com	15000	14149F109	$174,300	sole


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